Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 12 - Fair Value of Financial Instruments

Accounting guidance on fair value measurement establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, such as quoted for similar assets or liabilities; quoted prices in markets that are not active; or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Note 12 - Fair Value of Financial Instruments (Continued)

In addition, the guidance requires the Company to disclose the fair value for certain assets and liabilities on both a recurring and non-recurring basis.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2017 and 2016 are as follows:

		(Level 1)
		Quoted Prices	(Level 2)
		in Active	Significant	(Level 3)
		Markets for	Other	Significant
	Carrying	Identical	Observable	Unobservable
Description	Value	Assets	Inputs	Inputs
	(In Thousands)
March 31, 2017
Securities available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$4,435	$—	$4,435	$—
Total securities available for sale	$4,435	$—	$4,435	$—
March 31, 2016
Securities available for sale:
Mortgage-backed securities:
Federal National Mortgage Association	$9,591	$—	$9,591	$—
Total securities available for sale	$9,591	$—	$9,591	$—

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2017 and 2016 are as follow:

		(Level 1)
		Quoted Prices	(Level 2)
		Markets for	Significant	(Level 3)
	Carrying	Identical	Observable	Unobservable
Description	Value	Assets	Inputs	Inputs
	(In Thousands)
March 31, 2017
Impaired loans	$193	$—	$—	$193
Real estate owned	28	—	—	28
March 31, 2016
Impaired loans	$364	$—	$—	$364

There were no liabilities measured at fair value on a recurring or non-recurring basis at March 31, 2017 and 2016.

Note 12 - Fair Value of Financial Instruments (Continued)

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized adjusted Level 3 input to determine fair value.

	Fair Value	Valuation	Unobservable	Range
	Estimate	Techniques	Input	(Weighted Average)
	(Dollars in Thousands)
March 31, 2017
Impaired Loans	$193	Market valuation of underlying collateral (1)	Selling costs (2)	7% (7%)
Real Estate Owned	28	Market valuation of property (1)	Selling costs (2)	7% (7%)
March 31, 2016
Impaired Loans	$364	Market valuation of underlying collateral (1)	Selling costs (2)	7% (7%)

(1)	Fair value is based on third party appraisals.
(2)	Includes estimated costs to sell.

The following information should not be interpreted as an estimate of the fair value of the Company since a fair value calculation is only provided for a limited portion of the Company’s assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company’s disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of certain of the Company’s assets and liabilities at March 31, 2017 and 2016:

Cash and Cash Equivalents, Interest Receivable, and Interest Payable (Carried at Cost)

The carrying amounts reported in the consolidated statements of financial condition for cash and cash equivalents, interest receivable, and interest payable approximate their fair values.

Securities

The fair value of all securities, whether classified as available for sale (carried at fair value) or held to maturity (carried at cost), is determined by reference to quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Securities are measured on a recurring basis. The fair values of these securities are obtained from quotes received from an independent broker. The Company’s broker provides it with prices which are categorized as Level 2 since quoted prices in active markets for identical assets are generally not available. As the Company is responsible for the determination of fair value, it performs monthly analyses on the prices received from the pricing service to determine whether the prices are reasonable estimates of fair value. Specifically, the Company compares the prices received from the pricing service to a secondary pricing source. The Company’s internal price verification procedures and review of fair value methodology documentation provided by third-party pricing services has not historically resulted in adjustment in the prices obtained from the pricing service.

Loans Receivable (Carried at Cost)

Fair value is estimated by discounting the future cash flows, using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans.

Impaired Loans (Carried based on Collateral Fair Value or Discounted Cash Flows)

Impaired loans are those accounted for under ASC Topic 310 “Accounting by Creditors for Impairment of a Loan” in which the Company has measured impairment generally based on either the fair value of the loan’s collateral or discounted cash flows. These assets are included as Level 3 assets.

Federal Home Loan Bank of New York Stock (Carried at Cost)

Fair value approximates cost basis as these instruments are redeemable only with the issuing agency at face value.

Deposits (Carried at Cost)

The fair value of non-interest-bearing demand, interest-bearing demand, and Savings and Club accounts is the amount payable on demand at the reporting date. For fixed-maturity certificates of deposit, fair value is estimated by discounting future cash flows using the rates currently offered for deposits of similar remaining maturities.

Note 12 - Fair Value of Financial Instruments (Continued)

Advances from Federal Home Loan Bank of New York (Carried at Cost)

The fair value is estimated by discounting future cash flows using rates currently offered for liabilities of similar remaining maturities, or when available, quoted market prices.

Commitments to Extend Credit

The fair value of commitments to extend credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

As of March 31, 2017 and 2016, the fair value of the commitments to extend credit was not considered to be material.

The carrying amounts and fair values of financial instruments are as follows:

			(Level 1)
			Quoted Prices	(Level 2)
			in Active	Significant	(Level 3)
			Markets for	Other	Significant
	Carrying	Estimated	Identical	Observable	Unobservable
March 31, 2017	Value	Fair Value	Assets	Inputs	Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$14,653	$14,653	$14,653	$—	$—
Securities available for sale	4,435	4,435	—	4,435	—
Securities held to maturity	310,913	311,509	—	311,509	—
Net loans receivable	1,007,844	981,930	—	—	981,930
FHLB of New York stock	13,733	13,733	—	13,733	—
Interest receivable	3,249	3,249	—	3,249	—
Financial liabilities:
Deposits	844,825	845,820	—	845,820	—
FHLB advances	275,800	276,149	—	276,149	—
Interest payable	475	475	—	475	—

			(Level 1)
			Quoted Prices	(Level 2)
			in Active	Significant	(Level 3)
			Markets for	Other	Significant
	Carrying	Estimated	Identical	Observable	Unobservable
March 31, 2016	Value	Fair Value	Assets	Inputs	Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$31,069	$31,069	$31,069	$—	$—
Securities available for sale	9,591	9,591	—	9,591	—
Securities held to maturity	347,871	356,320	—	356,320	—
Net loans receivable	780,229	781,820	—	—	781,820
FHLB of New York stock	11,665	11,665	—	11,665	—
Interest receivable	3,112	3,112	—	3,112	—
Financial liabilities:
Deposits	694,662	700,372	—	700,372	—
FHLB advances	231,500	234,470	—	234,470	—
Interest payable	403	403	—	403	—